Securitizations And Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Securitizations And Variable Interest Entities [Abstract]
Securitizations And Variable Interest Entities Disclosure [Text Block]
Securitizations and Variable Interest Entities
Overview
We are involved in several types of securitization and financing transactions that utilize special-purpose entities (SPEs). A SPE is an entity that is designed to fulfill a specified limited need of the sponsor. Our principal use of SPEs is to obtain liquidity and favorable capital treatment by securitizing certain of our financial assets.
The SPEs involved in securitization and other financing transactions are generally considered variable interest entities (VIEs). VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the ability to control the entity's activities. Due to the deconsolidation of ResCap, our mortgage securitization activity and involvement with certain mortgage-related VIEs has substantially changed. Refer to Note 1 for additional information related to ResCap.
Securitizations
We provide a wide range of consumer and commercial automobile loans, operating leases, other commercial loans, and mortgage loan products to a diverse customer base. We often securitize these loans and leases (which we collectively describe as loans or financial assets) through the use of securitization entities, which may or may not be consolidated on our Consolidated Balance Sheet. We securitize consumer and commercial automobile loans, operating leases, and other commercial loans through private-label securitizations. We securitize consumer mortgage loans through transactions involving the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). We previously securitized consumer mortgage loans through private-label mortgage securitizations and through transactions involving the Government National Mortgage Association (Ginnie Mae). We refer to Fannie Mae, Freddie Mac, and Ginnie Mae collectively as the Government-Sponsored Enterprises or GSEs. During 2012 and 2011, our consumer mortgage loans were primarily securitized through the GSEs.
In executing a securitization transaction, we typically sell pools of financial assets to a wholly owned, bankruptcy-remote SPE, which then transfers the financial assets to a separate, transaction-specific securitization entity for cash, servicing rights, and in some transactions, other retained interests. The securitization entity is funded through the issuance of beneficial interests in the securitized financial assets. The beneficial interests take the form of either notes or trust certificates which are sold to investors and/or retained by us. These beneficial interests are collateralized by the transferred loans and entitle the investors to specified cash flows generated from the securitized loans. In addition to providing a source of liquidity and cost-efficient funding, securitizing these financial assets also reduces our credit exposure to the borrowers beyond any economic interest we may retain.
Each securitization is governed by various legal documents that limit and specify the activities of the securitization entity. The securitization entity is generally allowed to acquire the loans, to issue beneficial interests to investors to fund the acquisition of the loans, and to enter into derivatives or other yield maintenance contracts to hedge or mitigate certain risks related to the financial assets or beneficial interests of the entity. A servicer, who is generally us, is appointed pursuant to the underlying legal documents to service the assets the securitization entity holds and the beneficial interests it issues. Servicing functions include, but are not limited to, making certain payments of property taxes and insurance premiums, default and property maintenance payments, as well as advancing principal and interest payments before collecting them from individual borrowers. Our servicing responsibilities, which constitute continued involvement in the transferred financial assets, consist of primary servicing (i.e., servicing the underlying transferred financial assets) and previously master servicing (i.e., servicing the beneficial interests that result from the securitization transactions). Certain securitization entities also require the servicer to advance scheduled principal and interest payments due on the beneficial interests issued by the entity regardless of whether cash payments are received on the underlying transferred financial assets. Accordingly, we are required to provide these servicing advances when applicable. Refer to Note 11 for additional information regarding our servicing rights.
The GSEs provide a guarantee of the payment of principal and interest on the beneficial interests issued in securitizations. In private-label securitizations, cash flows from the assets initially transferred into the securitization entity represent the sole source for payment of distributions on the beneficial interests issued by the securitization entity and for payments to the parties that perform services for the securitization entity, such as the servicer or the trustee. In certain private-label securitization transactions, a liquidity facility may exist to provide temporary liquidity to the entity. The liquidity provider generally is reimbursed prior to other parties in subsequent distribution periods. In previous certain private-label securitizations, monoline insurance may have existed to cover certain shortfalls to certain investors in the beneficial interests issued by the securitization entity. As noted above, in certain private-label securitizations, the servicer is required to advance scheduled principal and interest payments due on the beneficial interests regardless of whether cash payments are received on the underlying transferred financial assets. The servicer is allowed to reimburse itself for these servicing advances. Additionally, certain private-label securitization transactions may have previously allowed for the acquisition of additional loans subsequent to the initial loan transfer. Principal collections on other loans and/or the issuance of new beneficial interests, such as variable funding notes, generally funded those loans; we were often contractually required to invest in these new interests.
We may have retained beneficial interests in our private-label securitizations, which may have represented a form of significant continuing economic interest. These retained interests included, but are not limited to, senior or subordinate asset-backed securities and residuals, and previously included senior or subordinate mortgage-backed securities, interest-only strips, and principal-only strips. Certain of these retained interests provided credit enhancement to the trust as they may have absorbed credit losses or other cash shortfalls. Additionally, the securitization agreements may have required cash flows to be directed away from certain of our retained interests due to specific over-collateralization requirements, which may or may not have been performance-driven.
We generally hold certain conditional repurchase options specific to private label securitizations that allow us to repurchase assets from the securitization entity. The majority of the securitizations provide us, as servicer, with a call option that allows us to repurchase the remaining transferred financial assets or outstanding beneficial interests at our discretion once the asset pool reaches a predefined level, which represents the point where servicing becomes burdensome (a clean-up call option). The repurchase price is typically the par amount of the loans plus accrued interest. Additionally, we may hold other conditional repurchase options that allow us to repurchase a transferred financial asset if certain events outside our control are met. The typical conditional repurchase option is a delinquent loan repurchase option that gives us the option to purchase the loan or contract if it exceeds a certain prespecified delinquency level. We generally have complete discretion regarding when or if we will exercise these options, but we would do so only when it is in our best interest.
Other than our customary representation and warranty provisions, these securitizations are nonrecourse to us, thereby transferring the risk of future credit losses to the extent the beneficial interests in the securitization entities are held by third parties. Representation and warranty provisions generally require us to repurchase loans or indemnify the investor or other party for incurred losses to the extent it is determined that the loans were ineligible or were otherwise defective at the time of sale. Refer to Note 29 for detail on representation and warranty provisions. We did not provide any noncontractual financial support to any of these entities during 2012 or 2011.
Other Variable Interest Entities
Servicer Advance Funding Entity
We previously assisted in the financing of our servicer advance receivables; we formed a VIE that issued variable funding notes to third-party investors that were collateralized by servicer advance receivables. These servicer advance receivables were transferred to the VIE and consisted of delinquent principal and interest advances we made as servicer to various investors; property taxes and insurance premiums advanced to taxing authorities and insurance companies on behalf of borrowers; and amounts advanced for mortgages in foreclosure. The VIE funded the purchase of the receivables through financing obtained from the third-party investors and subordinated loans or an equity contribution from our mortgage activities. This VIE was not consolidated on our balance sheet at December 31, 2012 as a result of the deconsolidation of ResCap, but was consolidated on our balance sheet at December 31, 2011. The beneficial interest holder of this VIE does not have legal recourse to our general credit. We do not have a contractual obligation to provide any type of financial support in the future, nor have we provided noncontractual financial support to the entity during 2012 or 2011.
Other
We had involvements with various other on-balance sheet, immaterial VIEs. Most of these VIEs were used for additional liquidity whereby we sold certain financial assets into the VIE and issued beneficial interests to third parties for cash.
We also provide long-term guarantee contracts to investors in certain nonconsolidated affordable housing entities and have extended a line of credit to provide liquidity and minimize our exposure under these contracts. Since we do not have control over the entities or the power to make decisions, we do not consolidate the entities and our involvement is limited to the guarantee and the line of credit.
Involvement with Variable Interest Entities
The determination of whether financial assets transferred by us to these VIEs (and related liabilities) are consolidated on our balance sheet (also referred to as on-balance sheet) or not consolidated on our balance sheet (also referred to as off-balance sheet) depends on the terms of the related transaction and our continuing involvement (if any) with the VIE. We are deemed the primary beneficiary and therefore consolidate VIEs for which we have both (a) the power, through voting rights or similar rights, to direct the activities that most significantly impact the VIE's economic performance, and (b) a variable interest (or variable interests) that (i) obligates us to absorb losses that could potentially be significant to the VIE and/or (ii) provides us the right to receive residual returns of the VIE that could potentially be significant to the VIE. We determine whether we hold a significant variable interest in a VIE based on a consideration of both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE. We assess whether we are the primary beneficiary of a VIE on an ongoing basis.
Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs (a)		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2012
On-balance sheet variable interest entities
Consumer automobile	$28,566
Commercial automobile	23,139
Commercial other	728
Off-balance sheet variable interest entities
Consumer automobile	—		$1,495		$1,495	(b)
Consumer mortgage — other	—		—	(c)	12	(d)
Commercial other	(28)	(e)	—	(f)	85
Total	$52,405		$1,495		$1,592
2011
On-balance sheet variable interest entities
Consumer automobile	$26,504
Consumer mortgage — private-label	1,098
Commercial automobile	19,594
Other	956
Off-balance sheet variable interest entities
Consumer mortgage — Ginnie Mae	2,652	(g)	$44,127		$44,127	(b)
Consumer mortgage — CMHC	66	(g)	3,222		66	(h)
Consumer mortgage — private-label	141	(g)	4,408		4,408	(b)
Consumer mortgage — other	—		—	(c)	17	(d)
Commercial other	83	(e)	—	(f)	242
Total	$51,094		$51,757		$48,860

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)
Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. This required disclosure is not an indication of our expected loss.

(c)
Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIE. However, in March 2011 we sold excess servicing rights valued at $266 million to the VIE.

(d)
Our maximum exposure to loss in this VIE is a component of servicer advances made that are allocated to the trust. The maximum exposure to loss presented represents the unlikely event that every loan underlying the excess servicing rights sold defaults, and we, as servicer, are required to advance the entire excess service fee to the trust for the contractually established period. This required disclosure is not an indication of our expected loss.

(e)
Includes $0 million and $100 million classified as finance receivables and loans, net, and $0 million and $20 million classified as other assets, offset by $28 million and $37 million classified as accrued expenses and other liabilities at December 31, 2012, and December 31, 2011, respectively.

(f)	Includes VIEs for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs.

(g)
Includes $0 billion and $2.4 billion classified as mortgage loans held-for-sale, $0 million and $92 million classified as trading securities or other assets, and $0 million and $386 million classified as mortgage servicing rights at December 31, 2012, and December 31, 2011, respectively. CMHC is the Canada Mortgage and Housing Corporation.

(h)
Due to combination of the credit loss insurance on the mortgages and the guarantee by CMHC on the issued securities, the maximum exposure to loss would be limited to the amount of the retained interests. Additionally, the maximum loss would occur only in the event that CMHC dismisses us as servicer of the loans due to servicer performance or insolvency.

On-balance Sheet Variable Interest Entities
We engage in securitization and other financing transactions that do not qualify for off-balance sheet treatment. In these situations, we hold beneficial interests or other interests in the VIE, which represent a form of significant continuing economic interest. These retained interests include, but are not limited to, senior or subordinate asset-backed securities and residuals, and previously included senior or subordinate mortgage-backed securities, interest-only strips, and principal-only strips. Certain of these retained interests provide credit enhancement to the securitization entity as they may absorb credit losses or other cash shortfalls. Additionally, the securitization documents may require cash flows to be directed away from certain of our retained interests due to specific over-collateralization requirements, which may or may not be performance-driven. Because these securitization entities are consolidated, these retained interests and servicing rights are not recognized as separate assets on our Consolidated Balance Sheet.
We consolidated certain of these entities because we had a controlling financial interest in the VIE, primarily due to our servicing activities, and because we hold a significant variable interest in the VIE. We are generally the primary beneficiary of automobile securitization entities for which we perform servicing activities and have retained a significant variable interest in the form of a beneficial interest. We were previously the primary beneficiary of certain mortgage private-label securitization entities.
The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions or when we are the counterparty to certain derivative transactions involving the VIE. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders. Refer to Note 25 for discussion of the assets and liabilities for which the fair value option has been elected.

December 31, ($ in millions)	2012	2011
Assets
Loans held-for-sale, net	$—	$9
Finance receivables and loans, net
Consumer	13,671	21,622
Commercial	17,839	19,313
Allowance for loan losses	(144)	(210)
Total finance receivables and loans, net	31,366	40,725
Investment in operating leases, net	6,060	4,389
Other assets	2,868	3,029
Assets of operations held-for-sale	12,139	—
Total assets	$52,433	$48,152
Liabilities
Short-term borrowings	$400	$795
Long-term debt	26,461	33,143
Interest payable	1	14
Accrued expenses and other liabilities	16	405
Liabilities of operations held-for-sale	9,686	—
Total liabilities	$36,564	$34,357

Off-balance Sheet Variable Interest Entities
The nature, purpose, and activities of nonconsolidated securitization entities are similar to those of our consolidated securitization entities with the primary difference being the nature and extent of our continuing involvement. The cash flows from the assets of nonconsolidated securitization entities generally are the sole source of payment on the securitization entities’ liabilities. The creditors of these securitization entities have no recourse to us with the exception of market customary representation and warranty provisions as described in Note 29.
Nonconsolidated VIEs include entities for which we either do not hold potentially significant variable interests or do not provide servicing or asset management functions for the financial assets held by the securitization entity. Additionally, to qualify for off-balance sheet treatment, transfers of financial assets must meet the sale accounting conditions in ASC 860, Transfers and Servicing. Previously, our residential mortgage loan securitizations consisted of Ginnie Mae and private-label securitizations. We are not the primary beneficiary of any GSE loan securitization transaction because we do not have the power to direct the significant activities of such entities. Previously, we did not consolidate certain private-label mortgage securitizations because we did not have a variable interest that could potentially have been significant or we did not have power to direct the activities that most significantly impacted the performance of the VIE.
For nonconsolidated securitization entities, the transferred financial assets are removed from our balance sheet provided the conditions for sale accounting are met. The financial assets obtained from the securitization are primarily reported as cash, servicing rights, or retained interests (if applicable). Typically, we conclude that the fee we are paid for servicing consumer automobile finance receivables represents adequate compensation, and consequently, we do not recognize a servicing asset or liability. As an accounting policy election, we elected fair value treatment for our mortgage servicing rights (MSR) portfolio. Liabilities incurred as part of these securitization transactions, such as representation and warranty provisions, are recorded at fair value at the time of sale and are reported as accrued expenses and other liabilities on our Consolidated Balance Sheet. Upon the sale of the loans, we recognize a gain or loss on sale for the difference between the assets recognized, the assets derecognized, and the liabilities recognized as part of the transaction.
The following summarizes all pretax gains and losses recognized on financial assets sold into nonconsolidated securitization and similar asset-backed financing entities.

Year ended December 31, ($ in millions)	2012	2011	2010
Consumer automobile	$6	$—	$—
Consumer mortgage — GSEs	629	131	346
Consumer mortgage — private-label	—	—	—
Total pretax gain	$635	$131	$346

The following table summarizes cash flows received from and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2012, 2011, and 2010. Additionally, this table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automobile	Consumer mortgage GSEs	Consumer mortgage private-label
2012
Cash proceeds from transfers completed during the period	$1,979	$32,796	$5
Cash flows received on retained interests in securitization entities	—	—	71
Servicing fees	12	693	63
Purchases of previously transferred financial assets	—	(876)	(12)
Representations and warranties obligations	—	(108)	(7)
Other cash flows	—	(96)	255
2011
Cash proceeds from transfers completed during the period	$—	$59,815	$722
Cash flows received on retained interests in securitization entities	—	—	68
Servicing fees	—	999	201
Purchases of previously transferred financial assets	—	(2,537)	(222)
Representations and warranties obligations	—	(143)	(38)
Other cash flows	—	(13)	187
2010
Cash proceeds from transfers completed during the period	$—	$68,822	$1,090
Cash flows received on retained interests in securitization entities	—	—	81
Servicing fees	1	1,081	209
Purchases of previously transferred financial assets	—	(1,865)	(282)
Representations and warranties obligations	—	(389)	(18)
Other cash flows	(6)	(39)	(22)

The following tables represent on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses. Refer to Note 11 for further detail on total serviced assets.

	Total Amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2012	2011	2012	2011	2012	2011
On-balance sheet loans
Consumer automobile	$53,715	$63,884	$351	$341	$369	$321
Consumer mortgage (a)	12,311	18,940	241	3,242	8	150
Commercial automobile	32,822	37,302	24	162	(1)	13
Commercial mortgage	—	1,925	—	14	(1)	31
Commercial other	2,783	1,261	1	1	(31)	(5)
Total on-balance sheet loans	101,631	123,312	617	3,760	344	510
Off-balance sheet securitization entities
Consumer automobile	1,495	—	4	—	2	—
Consumer mortgage - GSEs (b)	119,384	262,984	1,892	9,456	n/m	n/m
Consumer mortgage-private-label	—	63,991	—	11,301	—	—
Total off-balance sheet securitization entities	120,879	326,975	1,896	20,757	2	—
Whole-loan transactions (c)	6,756	33,961	129	2,901	16	87
Total	$229,266	$484,248	$2,642	$27,418	$362	$597

(a)
Includes loans subject to conditional repurchase options of $0 billion and $2.3 billion guaranteed by the GSEs, and $0 million and $132 million sold to certain private-label mortgage securitization entities at December 31, 2012, and 2011, respectively.

(b)	Anticipated credit losses are not meaningful due to the GSE guarantees.

(c)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automobile and consumer mortgage pools of loans sold to third-party investors.